Income taxes - Summary of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets
Provision for credit losses	¥ 5,463	$ 769	¥ 12,127
Share of loss from equity method investments	113	16
Accrued expenses	7,907	1,114	12,411
Net operating loss carry forward	320,122	45,089	282,098
Government grants related to assets	3		2,113
Property and equipment depreciation	20	3
Estimated liabilities			426
Lease liabilities	817	115	3,533
Less: Valuation allowance	(324,243)	(45,669)	(295,401)
Total deferred tax assets	10,202	1,437	17,307
Deferred tax liabilities
Property and equipment depreciation	(19)	(3)	(1,636)
Net unrealized gain on equity investments held			(4,332)
Operating lease right-of-use assets	(678)	(95)	(3,049)
Intangible assets arising from acquisition	(4,288)	(604)	(4,856)
Loan interest income	(8,139)	(1,147)	(8,258)
Total deferred tax liabilities	(13,124)	(1,849)	(22,131)
Net deferred tax assets	1,072	151
Net deferred tax liabilities	¥ (3,994)	$ (563)	¥ (4,824)